Share-based plans (Details)			9 Months Ended
	Jul. 25, 2022 EUR (€) EquityInstruments	Mar. 01, 2022 EUR (€) EquityInstruments	Sep. 30, 2022 item
LTIP 2022+
Share-based payment transaction
Period considered for calculation of average share price			30 days
Performance period (in years)			3 years
Number of performance targets | item			3
Weight of each performance target			33.33%
Weight of annual target achievement for ROIC			33.33%
Vesting period			3 years
Grant value cap (as a percent)			400.00%
Number of shares allocated | EquityInstruments	1,673,865
Total fair value of shares granted	€ 67,725,000
Weighted average fair value	€ 40.46
MB LTIP 2020
Share-based payment transaction
Vesting period		3 years
Number of shares allocated | EquityInstruments		220,311
Total fair value of shares granted		€ 11,584,000
Weighted average fair value		€ 52.58
MB LTIP 2020 | Management Board
Share-based payment transaction
Number of shares allocated | EquityInstruments		160,668
Total fair value of shares granted		€ 8,460,000
MB LTIP 2020 | Executive committee
Share-based payment transaction
Number of shares allocated | EquityInstruments		59,643
Total fair value of shares granted		€ 3,124,000